Employee Benefits Obligations	12 Months Ended
Mar. 31, 2025
Employee Benefits Obligations [Abstract]
EMPLOYEE BENEFITS OBLIGATIONS

NOTE 13B — EMPLOYEE BENEFITS OBLIGATIONS

The Company provides for gratuity for employees in India as per the Payment of Gratuity Act, 1972. Employees who are in continuous service for a period of 5 years are eligible for gratuity. The amount of gratuity payable on retirement/termination is the employees last drawn basic salary per month computed proportionately for 15 days salary multiplied for the number of years of service. For the funded plan the group makes contributions to recognized funds in India. The group does not fully fund the liability and maintains a target level of funding to be maintained over a period of time based on estimations of expected gratuity payments.

The weighted average duration of the defined benefit obligation as of March 31, 2025 is 15 years and as of March 31, 2024 and 2023 is 14 years.

The amounts recognized in the Statement of Financial Position and the movements in the net defined benefit obligation over the years ended March 31, 2025, 2024 and 2023 are as follows:

(a)	The liabilities recognized in the standalone statement of financial position are:

	As at March 31, 2025	As at March 31, 2024
	(US$)	(US$)
Funded Plans
Net value of defined benefit obligations
Current	3,002	209
Non-current	97,387	102,322
(b)	The movement in defined benefit obligations for funded and unfunded plans is as follows:

Particulars	Defined benefit obligation	Fair value of plant assets
As at April 1, 2023	72,668	—
Included in profit and loss
Service cost	27,550	—
Past service credit	—	—
Interest cost (income)	3,057	—
	$103,275	—

Included in OCI
Actuarial (gain)/loss	—	—
Remeasurements	—	—
Benefits paid	—	—
Gain and loss on settlement	—	—
Exchange difference	(744)	—

Employer’s contribution
Benefits payment
As at March 31, 2024	$102,531	—

Particulars	Defined benefit obligation	Fair value of plant assets
As at April 1, 2024	$102,531	—
Included in profit and loss
Service cost	6,880	—
Past service credit	—	—
Interest cost (income)	1,514	—
	$110,925	—

Included in OCI
Actuarial (gain)/loss	(8,021)	—
Remeasurements	—	—
Benefits paid	—	—
Gain and loss on settlement	—	—
Exchange difference	(2,513)	—
	(10,534)	—
Employer’s contribution	—	—
Benefits payment	—	—
As at March 31, 2025	$100,389	—
(c)	Plan assets for funded plan are comprised as follows:

Plan assets comprise the following.

Particulars	As at March 31, 2025	As at March 31, 2024
Debt instruments – unquoted
Cash and cash equivalents	—	—
Investment property	—	—
Fixed assets	—	—
Other assets	—	—
	—	—

(d)	Actuarial assumptions

(i)	The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages).

Particulars	As at March 31, 2025	As at March 31, 2024
Discount rate	6.75%	7.20%
Attrition rate	5%	5%
Future salary growth rate	10%	10%

(ii)	Assumptions regarding future longevity have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation at the reporting date were as follows.

Particulars	As at March 31, 2025	As at March 31, 2024
Longevity at age of 65 for current members aged above 45
Males	0.258% - 2.406%	0.258% - 2.406%
Females	0.258% - 2.406%	0.258% - 2.406%

Longevity at age of 65 for current members aged up to 45
Males	0.092% - 0.168%	0.092% - 0.168%
Females	0.092% - 0.168%	0.092% - 0.168%

(e)	Sensitivity Analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

Particulars	As of March 31, 2024 (Decrease) (US$)	As of March 31, 2024 (Increase) (US$)	As of March 31, 2025 (Decrease) (US$)	As of March 31, 2025 (Increase) (US$)
Discount Rate (- / + 1%)	88,856	68,099	116,358	87,367
Salary Growth Rate (- / + 1%)	68,322	88,061	87,956	114,410
Attrition Rate (- / + 50% of attrition rates)	85,487	71,754	112,482	91,932
Mortality Rate (- / + 10% of mortality rates)	77,515	77,383	100,489	100,290